UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Advisory Research MLP & Energy Income Fund

(Class A: INFRX)

(Class C: INFFX)

(Class I: INFIX)

Advisory Research MLP & Energy Infrastructure Fund

(Class I: MLPPX)

Advisory Research MLP & Equity Fund

(Class A: INFJX)

(Class C: INFKX)

(Class I: INFEX)

SEMI-ANNUAL REPORT

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 665-1414 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 665-1414 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Advisory Research MLP Funds

Each a series of Investment Managers Series Trust

Table of Contents

Advisory Research MLP & Energy Income Fund
Shareholder Letter	1
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Advisory Research MLP & Energy Infrastructure Fund
Shareholder Letter	18
Schedule of Investments	24
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31
Advisory Research MLP & Equity Fund
Shareholder Letter	32
Schedule of Investments	36
Statement of Assets and Liabilities	39
Statement of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	42
Notes to Financial Statements	45
Expense Examples	59

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

Advisory Research MLP & Energy Income Fund

(“INFRX, INFFX, INFIX”)

May 31, 2019

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Income Fund (the “Fund”). This report covers the six-month period ended May 31, 2019, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs. We believe that a well-constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes and some tax advantages. The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (the “Index”), but with less volatility and more liquidity over a full market cycle. In general, we expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

Fund Results as of May 31, 2019

6 Month Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	3.60%	16.12%	0.96
Alerian MLP Index	3.29%	22.38%
1 Year Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	-2.71%	15.28%	0.96
Alerian MLP Index	-1.12%	20.16%
3 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	1.50%	14.63%	0.94
Alerian MLP Index	0.38%	18.89%
5 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	-4.28%	18.71%	0.94
Alerian MLP Index	-6.62%	25.48%
Since Inception (12/27/2010)	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	3.40%	15.90%	0.94
Alerian MLP Index	2.27%	21.73%

[1]	Standard deviation measures the dispersion of a set of data from its mean. Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns. In general, the higher the standard deviation, the greater the volatility of return.

[2]	Annualized

For the periods ended 6/30/2019, the Fund’s Class I shares had a one-year return of -0.20%, an annualized five year return of -5.20% and an annualized since inception return of 3.66%. The performance data quoted here represents past performance. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414. Based on the current prospectus, the total annual gross and net operating expense ratios for the Fund’s Class I shares are both 1.16%3. There is a 2% redemption fee if redeemed within 90 days of purchase.

Six Month Performance ended May 31, 2019

During the period, the Fund’s NAV return was 3.60%, which outperformed the Index return of 3.29%. The MLP and energy infrastructure equity4 allocation returned 4.29%, while the fixed income assets4 returned 5.21%.

For the six-month period, the largest contributor to Fund performance was the portion of the portfolio invested in energy infrastructure equities4, which returned 6.18%, outperforming the Index. This performance was driven by larger and higher quality Midstream Natural Gas and Diversified Infrastructure companies. The MLP equity portion4 of the portfolio detracted from performance, returning 0.44%. The biggest detractor on a relative basis was the Fund’s underweight position to Buckeye Partners, L.P, which announced that Australian infrastructure investment firm, IFM Investors, would acquire the company at a 27.5% premium in May. This announcement drove Buckeye to be the largest single contributor to Index performance. The fixed income portion of the portfolio returned 5.21%, outperforming the Index. Debt securities benefitted from improved credit profiles and falling interest rates during the period.

After equity prices traded sharply lower in December, driven by the end of the 2018 tax loss selling season, prices quickly rebounded in January. The subsequent 6-month period stands out versus recent comparable periods in recent years. Following the January bounce there was no material “noise” from management nor regulatory (FERC) or rating agencies as the period progressed. We continue to think that an inflection point in midstream distributions, from decline to growth, will serve as the catalyst for the performance moving forward.

Since Inception Performance

MLPs have completed a full market cycle since the Fund’s inception in 2010, and today’s long-term relative performance is consistent with what we expected at the Fund’s inception.

Since inception, the Fund’s NAV return was 3.40% annualized, ahead of the 2.27% annualized return for the Index. The equity4 portion of the Fund returned 4.13% annualized since inception. The fixed income4 portion of the strategy returned 7.13% annualized since inception, compared to the 3.28% annualized return for the Barclays U.S. Aggregate Bond Index.

The fixed income portion of the Fund continues to help reduce volatility for the portfolio. Since inception, the Fund’s daily volatility has averaged about 73% of the Index’s volatility. To illustrate risk-adjusted returns, we use the ratio of total annualized return divided by annualized standard deviation. Since inception, the Fund outperformed the Index with less volatility.

Risk-Adjusted Return Ratio	Since Inception (12/27/2010)
MLP & Energy Income Fund – Class I	0.21
Alerian MLP Index	0.10

The Fund continues to exhibit strong correlation to the Index, with a correlation ratio of 0.94 since inception. We expect that the Fund’s focus on buying MLPs and other securities closely related to MLPs will help keep the correlation with the Index high over time.

Portfolio Positioning

The equity allocation of 68.89% at May 31, 2019 was slightly below the Fund’s history. The lower allocation from the prior period was a result of a short-term trade following exceptional returns in January. Our expectations remain that MLP and energy infrastructure equities will outperform fixed income securities in 2019.

	MLP and Energy Infrastructure Equity	Fixed Income and Cash
Period Ending May 31, 2019	68.89%	31.11%
Average Since Inception (12/27/2010)	71.15%	28.85%

An advantage of the strategy we employ is the ability to invest across the capital structure of the energy infrastructure entities in which we invest. During shorter periods, certain pieces of the capital structure may outperform others of the same issuer even though the cash flow supporting the equity, bonds, or preferred shares of a single issuer is identical. Industry fundamentals continue to show strong signs of a recovery. Over the six months, that environment has proven positive, though volatile, for our equity holdings. Longer-term, we expect the Fund’s positioning to reflect our view that the fundamentals for the energy industry have recovered and continue to improve.

Our equity holdings continue to be concentrated in higher quality, stable cash flow companies. Moving forward, we believe the broad sustainability of distributions will become more certain, helping improve the performance of our underlying equity holdings.

Outlook

Fundamentals for U.S. midstream infrastructure are sound and should strengthen in the latter half of 2019. Overall we expect volumes to be higher and demand for midstream services to remain steady. Our expectation for modest growth among the group is tied to renewed capital discipline among exploration & production companies and the continued tepid equity markets for MLPs. That said, we still expect to see distribution growth in the Fund’s holdings and overall a positive environment for total returns over the longer term. If we are directionally correct on this outlook, tax loss selling should not be a concern; avoiding a repeat of 2018 when MLPs sold off meaningfully into the end of the tax year. Current valuations reflect negative investor sentiment, not our strong fundamental outlook, which presents an opportunity for investors going forward.

The six-month period ended May 31, 2019, exhibited high crude oil price volatility. Downward pressure was caused by rising storage inventories, which we believe is due to refiners preparing for the driving season and new pipelines filling up to prepare to start delivering crude oil. Despite the negative optics of higher inventories and associated short-term trading activity, we believe both of these bode well for crude oil midstream assets as we move further into 2019. Upward crude oil price activity has been the result of geopolitical events, primarily between the U.S. and Iran. The outcome of this tension is unknown, but we acknowledge that it could have further impacts on crude oil pricing in the U.S. Despite the majority of the Fund’s portfolio, and indeed the midstream asset class, being oriented toward natural gas handling and transmission, we expect continued crude oil volatility to affect MLP trading for the remainder of the year. Recent weakness in crude oil prices and natural gas liquids, which are related, could cause weaker processing margins during the summer. Again, volumes should be higher, so any price weakness is transitory in our view.

As a shareholder, you will receive a 1099 tax form for 2019. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

The Alerian MLP Index is the leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX).

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

Indexes are un-managed and do not account for investment expenses. You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

The Fund may invest in derivatives, (futures and options), high yield debt (also known as junk bonds) and ETFs. These investments involve significant risks and losses may occur. Derivatives may be more sensitive to changes in market conditions and may amplify risks.

The Fund may invest in the debt securities of MLPs and generally, fixed income securities decrease in value when interest rates rise. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Certain transactions including the use of derivatives may give rise to a form of leverage which may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund until March 31, 2020 and may be terminated by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek recoupment from the Fund of fees waived or payments made to the Fund for a period of three full fiscal years after the date of the waiver or payment. Performance would have been lower without fee waivers in effect.

[4]	Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance. Performance shown is historical and is no guarantee of future results.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice. Current and future portfolio holdings are subject to change and risks.

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 28.9%
	ENERGY — 24.8%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
$9,050,000	5.750%, 3/1/2027[1,2]	$9,117,875
	Archrock Partners LP / Archrock Partners Finance Corp.
1,575,000	6.000%, 10/01/2022[1]	1,575,000
11,725,000	6.875%, 4/01/2027[1,2]	12,047,437
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
19,125,000	6.125%, 11/15/2022[1,2]	19,029,375
	Chesapeake Energy Corp.
8,275,000	8.000%, 6/15/2027[1]	7,323,375
	EnLink Midstream Partners LP
16,400,000	4.850%, 7/15/2026[1]	16,072,000
	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp.
8,750,000	5.625%, 2/15/2026[1,2]	9,012,500
	NGPL PipeCo LLC
16,250,000	7.768%, 12/15/2037[2]	20,068,750
	ONEOK, Inc.
6,125,000	4.550%, 7/15/2028[1]	6,452,694
	PBF Holding Co. LLC / PBF Finance Corp.
38,400,000	7.250%, 6/15/2025[1]	38,976,000
	Range Resources Corp.
6,125,000	5.000%, 3/15/2023[1]	5,719,219
	SemGroup Corp.
9,150,000	7.250%, 3/15/2026[1,2]	8,921,250
7,125,000	7.250%, 3/15/2026[1]	6,946,875
	SemGroup Corp. / Rose Rock Finance Corp.
10,940,000	5.625%, 11/15/2023[1]	10,393,000
	Southwestern Energy Co.
11,350,000	7.500%, 4/1/2026[1]	10,896,000
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
3,825,000	5.500%, 1/15/2028[1,2]	3,805,875
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4,475,000	6.750%, 3/15/2024[1]	4,642,812
10,875,000	6.500%, 7/15/2027[1,2]	11,325,769
	Williams Cos., Inc.
3,200,000	3.750%, 6/15/2027[1]	3,238,298
		205,564,104
	INDUSTRIAL — 1.7%
	Teekay Corp.
2,500,000	9.250%, 11/15/2022[1,2,3]	2,512,500
	Teekay Offshore Partners LP/Teekay Offshore Finance Corp.
11,550,000	8.500%, 7/15/2023[1,2,3]	11,536,140
		14,048,640

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES — 2.4%
	Rockpoint Gas Storage Canada Ltd.
$19,950,000	7.000%, 3/31/2023[1,2,3]	$20,074,687
	TOTAL CORPORATE BONDS
	(Cost $239,891,796)	$239,687,431

Number of Shares
	COMMON STOCKS — 44.2%
	ENERGY — 44.2%
1,085,500	Altus Midstream Co. - Class A*	4,971,590
1,375,378	Antero Midstream Corp.	16,807,119
347,600	Cheniere Energy, Inc.*,4	21,961,368
871,878	Enbridge, Inc.[3]	32,146,142
624,951	EnLink Midstream LLC	6,486,991
893,860	Equitrans Midstream Corp.	17,752,060
2,261,448	Kinder Morgan, Inc.	45,115,888
190,277	NextEra Energy Partners LP	8,419,757
610,399	ONEOK, Inc.	38,833,584
1,844,645	Plains GP Holdings LP - Class A	41,541,406
1,315,577	Tallgrass Energy LP	31,297,577
726,189	Targa Resources Corp.	27,929,229
701,195	TC Energy Corp.[3]	34,134,173
1,484,577	Williams Cos., Inc.	39,163,141
		366,560,025
	TOTAL COMMON STOCKS
	(Cost $396,716,367)	366,560,025

	MASTER LIMITED PARTNERSHIPS — 24.8%
	ENERGY — 24.8%
505,125	Andeavor Logistics LP	17,618,760
549,912	DCP Midstream LP	16,728,323
2,755,762	Energy Transfer LP	37,864,170
1,455,995	Enterprise Products Partners LP	40,607,701
698,220	Magellan Midstream Partners LP	42,940,530
728,825	MPLX LP	22,287,468
176,440	PBF Logistics LP	3,546,444

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
496,720	Phillips 66 Partners LP	$23,832,626
		205,426,022
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $211,420,636)	205,426,022

	SHORT-TERM INVESTMENTS — 1.6%
13,387,353	Fidelity Institutional Money Market - Treasury Only Portfiolio, 2.230%[5]	13,387,353
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,387,353)	13,387,353
	TOTAL INVESTMENTS — 99.5%
	(Cost $861,416,152)	825,060,831
	Other Assets in Excess of Liabilities — 0.5%	4,090,715
	TOTAL NET ASSETS — 100.0%	$829,151,546

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — 0.0%
	CALL OPTIONS — 0.0%
	Cheniere Energy, Inc.
(50)	Exercise Price: $75, Notional Amount: $(375,000), Expiration Date: September 21, 2019*	(3,925)
	Cheniere Energy, Inc.
(3,426)	Exercise Price: $78, Notional Amount: $(26,551,500), Expiration Date: September 21, 2019*	(174,726)
	TOTAL CALL OPTIONS
	(Proceeds $609,830)	(178,651)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $609,830)	$(178,651)

LLC — Limited Liability Company

LP — Limited Partnership

*	Non-income producing security.

[1]	Callable.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $127,452,158 which represents 15.37% of Net Assets.

[3]	Foreign security denominated in U.S. Dollars.

[4]	Security segregated as cover for open written option contracts.

[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Energy	24.8%
Utilities	2.4%
Industrial	1.7%
Total Corporate Bonds	28.9%
Common Stocks
Energy	44.2%
Master Limited Partnerships
Energy	24.8%
Written Options Contracts
Call Options	0.0%
Short-Term Investments	1.6%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $861,416,152)	$825,060,831
Receivables:
Fund shares sold	1,440,459
Dividends and interest	5,100,186
Prepaid expenses	33,433
Total assets	831,634,909

Liabilities:
Written options contracts, at value (proceeds $609,830)	178,651
Payables:
Fund shares redeemed	1,314,300
Advisory fees	730,281
Distribution fees - Class A and Class C (Note 7)	58,439
Fund services fees	109,994
Transfer agent fees and expenses	27,983
Auditing fees	9,667
Chief Compliance Officer fees	6,211
Trustees Deferred Compensation (Note 3)	3,302
Trustees' fees and expenses	683
Accrued other expenses	43,852
Total liabilities	2,483,363

Net Assets	$829,151,546

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with unlimited number of shares authorized)	$1,144,457,777
Total distributable loss	(315,306,231)
Net Assets	$829,151,546

Class A Shares:
Net Assets applicable to shares outstanding	$54,372,120
Number of shares issued and outstanding	7,283,604
Redemption price per share*	$7.47
Maximum sales charge (5.50% of offering price)**	0.43
Maximum offering price to public	$7.90

Class C Shares:
Net Assets applicable to shares outstanding	$52,441,699
Number of shares issued and outstanding	7,002,962
Offering and redemption price per share*	$7.49

Class I Shares:
Net Assets applicable to shares outstanding	$722,337,727
Number of shares issued and outstanding	98,561,449
Offering and redemption price per share	$7.33

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.

**	On sales of $50,000 or more, the sales charge may be reduced.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $242,690)	$6,053,727
Interest	7,633,293
Total investment income	13,687,020

Expenses:
Advisory fees	4,140,781
Fund service fees	337,155
Distribution fees - Class C (Note 7)	269,378
Distribution fees - Class A (Note 7)	67,394
Transfer agent fees and expenses	180,496
Registration fees	52,170
Shareholder reporting fees	49,833
Miscellaneous	20,192
Chief Compliance Officer fees	12,637
Auditing fees	9,709
Legal fees	9,057
Trustees' fees and expenses	5,416
Insurance fees	1,791

Total expenses	5,156,009
Net investment income	8,531,011

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(9,273,498)
Written options contracts	714,415
Net realized loss	(8,559,083)
Net change in unrealized appreciation/depreciation on:
Investments	23,727,720
Written options contracts	3,685
Net change in unrealized appreciation/depreciation	23,731,405
Net realized and unrealized gain	15,172,322

Net Increase in Net Assets from Operations	$23,703,333

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$8,531,011	$8,515,100
Net realized loss on investments, purchased options contracts and written options contracts	(8,559,083)	(3,227,474)
Net change in unrealized appreciation/depreciation on investments and written options contracts	23,731,405	(43,922,466)
Net increase (decrease) in net assets resulting from operations	23,703,333	(38,634,840)

Distributions to Shareholders:
Distributions
Class A	(2,576,420)	(3,060,819)
Class C	(2,310,199)	(2,865,644)
Class I	(35,311,622)	(42,255,244)
Total	(40,198,241)	(48,181,707)
From return of capital:
Class A	-	(2,089,883)
Class C	-	(1,953,577)
Class I	-	(28,811,354)
Total	-	(32,854,814)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,928,411	26,404,884
Class C	6,529,697	13,723,793
Class I	213,461,113	439,701,041
Reinvestment of distributions:
Class A	949,223	2,119,107
Class C	1,133,824	2,433,656
Class I	23,456,506	43,613,402
Cost of shares redeemed:
Class A1	(10,022,446)	(27,665,317)
Class C2	(9,730,374)	(21,931,989)
Class I3	(248,251,943)	(365,881,353)
Net increase (decrease) in net assets from capital transactions	(13,545,989)	112,517,224

Total decrease in net assets	(30,040,897)	(7,154,137)

Net Assets:
Beginning of period	859,192,443	866,346,580
End of period	$829,151,546	$859,192,443

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Capital Share Transactions:
Shares sold:
Class A	1,173,018	3,080,176
Class C	855,822	1,600,826
Class I	28,703,660	52,334,913
Shares reinvested:
Class A	125,602	257,092
Class C	149,455	294,859
Class I	3,159,977	5,401,253
Shares redeemed:
Class A	(1,343,624)	(3,257,326)
Class C	(1,295,190)	(2,574,899)
Class I	(34,047,607)	(44,358,142)
Net increase (decrease) in capital share transactions	(2,518,887)	12,778,752

[1]	Net of redemption fee proceeds of $17,555 and $12,302, respectively.
[2]	Net of redemption fee proceeds of $39 and $9,459, respectively.
[3]	Net of redemption fee proceeds of $50,909 and $96,203, respectively.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.56	$8.57	$9.87	$9.35	$13.93	$12.44
Income from Investment Operations:
Net investment income[1]	0.07	0.06	0.09	0.20	0.21	0.18
Net realized and unrealized gain (loss)	0.20	(0.36)	(0.69)	1.04	(4.10)	2.18
Total from investment operations	0.27	(0.30)	(0.60)	1.24	(3.89)	2.36

Less distributions:
From net investment income	(0.36)	(0.42)	(0.16)	(0.24)	(0.21)	(0.09)
From net realized gain	-	-	-	-	-	(0.53)
From return of capital	-	(0.29)	(0.54)	(0.48)	(0.48)	(0.25)
Total distributions	(0.36)	(0.71)	(0.70)	(0.72)	(0.69)	(0.87)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$7.47	$7.56	$8.57	$9.87	$9.35	$13.93

Total return[3]	3.62%[4]	(3.95%)	(6.26%)	14.74%	(28.82%)	19.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,372	$55,436	$62,135	$54,418	$82,726	$86,863

Ratio of expenses to average net assets:
Before fees waived/recovered	1.41%[5]	1.41%	1.39%	1.40%	1.40%	1.40%
After fees waived/recovered	1.41%[5]	1.41%	1.39%	1.40%	1.40%	1.43%
Ratio of net investment income to average net assets:
Before fees waived/recovered	1.89%[5]	0.74%	0.98%	2.36%	1.68%	1.30%
After fees waived/recovered	1.89%[5]	0.74%	0.98%	2.36%	1.68%	1.27%

Portfolio turnover rate	36%[4]	55%	30%	65%	37%	38%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months. If the sales charges were included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.59	$8.60	$9.90	$9.37	$13.96	$12.46
Income from Investment Operations:
Net investment income[1]	0.04	- [2]	0.02	0.14	0.12	0.07
Net realized and unrealized gain (loss)	0.19	(0.37)	(0.69)	1.04	(4.12)	2.18
Total from investment operations	0.23	(0.37)	(0.67)	1.18	(4.00)	2.25

Less distributions:
From net investment income	(0.33)	(0.38)	(0.14)	(0.21)	(0.17)	- [2]
From net realized gain	-	-	-	-	-	(0.53)
From return of capital	-	(0.26)	(0.49)	(0.44)	(0.42)	(0.22)
Total distributions	(0.33)	(0.64)	(0.63)	(0.65)	(0.59)	(0.75)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$7.49	$7.59	$8.60	$9.90	$9.37	$13.96

Total return[3]	3.07%[4]	(4.64%)	(6.95%)	13.89%	(29.40%)	18.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,442	$55,341	$68,541	$92,873	$98,460	$115,033

Ratio of expenses to average net assets:
Before fees waived/recovered	2.16%[5]	2.16%	2.14%	2.15%	2.15%	2.15%
After fees waived/recovered	2.16%[5]	2.16%	2.14%	2.15%	2.15%	2.18%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.14%[5]	(0.01%)	0.23%	1.61%	0.93%	0.55%
After fees waived/recovered	1.14%[5]	(0.01%)	0.23%	1.61%	0.93%	0.52%

Portfolio turnover rate	36%[4]	55%	30%	65%	37%	38%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.43	$8.42	$9.70	$9.20	$13.70	$12.24
Income from Investment Operations:
Net investment income[1]	0.08	0.08	0.11	0.23	0.24	0.21
Net realized and unrealized gain (loss)	0.19	(0.35)	(0.68)	1.01	(4.03)	2.14
Total from investment operations	0.27	(0.27)	(0.57)	1.24	(3.79)	2.35

Less distributions:
From net investment income	(0.37)	(0.43)	(0.16)	(0.25)	(0.22)	(0.11)
From net realized gain	-	-	-	-	-	(0.53)
From return of capital	-	(0.29)	(0.55)	(0.49)	(0.49)	(0.25)
Total distributions	(0.37)	(0.72)	(0.71)	(0.74)	(0.71)	(0.89)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$7.33	$7.43	$8.42	$9.70	$9.20	$13.70

Total return[3]	3.60%[4]	(3.66%)	(6.03%)	14.93%	(28.59%)	19.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$722,338	$748,415	$735,670	$733,365	$592,034	$594,964

Ratio of expenses to average net assets:
Before fees waived/recovered	1.16%[5]	1.16%	1.14%	1.15%	1.15%	1.15%
After fees waived/recovered	1.16%[5]	1.16%	1.14%	1.15%	1.15%	1.18%
Ratio of net investment income to average net assets:
Before fees waived/recovered	2.14%[5]	0.99%	1.23%	2.61%	1.93%	1.55%
After fees waived/recovered	2.14%[5]	0.99%	1.23%	2.61%	1.93%	1.52%

Portfolio turnover rate	36%[4]	55%	30%	65%	37%	38%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Infrastructure Fund

(“MLPPX”)

May 31, 2019

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Infrastructure Fund (the “Fund”). This report covers the six-month period ended May 31, 2019, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs. We believe that a well-constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages. The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (the “Index”), but with less volatility and more liquidity over a full market cycle. In general, we expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

Fund Results as of May 31, 2019

6 Month Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	4.24%	15.96%	0.97
Alerian MLP Index	3.29%	22.38%
1 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	-1.88%	15.04%	0.96
Alerian MLP Index	-1.12%	20.16%
3 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	1.82%	14.53%	0.95
Alerian MLP Index	0.38%	18.89%
5 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	-4.84%	19.28%	0.94
Alerian MLP Index	-6.62%	25.48%
Since Inception (9/9/2010)	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	3.95%	16.09%	0.93
Alerian MLP Index	3.37%	21.42%

[1]	Standard deviation measures the dispersion of a set of data from its mean. Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns. In general, the higher the standard deviation, the greater the volatility of return.

[2]	Annualized

For the periods ended 6/30/2019, the Fund had a one-year return of -0.39%, an annualized five year return of -6.10% and an annualized since inception return of 4.08%. The performance data quoted here represents past performance. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414. Based on the current prospectus, the total annual gross and net operating expense ratios for the Fund’s Class I shares are both 0.93%3. There is a 2% redemption fee if redeemed within 90 days of purchase.

Six Month Performance ended May 31, 2019
During the period, the Fund’s NAV return was 4.24%, which outperformed the Index return of 3.29%. The MLP and energy infrastructure equity4 allocation returned 3.54% while the fixed income assets4 returned 5.04%.

For the six-month period, the largest contributor to Fund performance was the portion of the portfolio invested in energy infrastructure equities4, which returned 5.51%, outperforming the Index. This performance was driven by larger and higher quality Midstream Natural Gas and Diversified Infrastructure companies. The MLP equity portion4 of the portfolio detracted from performance, returning -0.40%. The biggest detractor on a relative basis was the Fund’s underweight position to Buckeye Partners, L.P, which announced that Australian infrastructure investment firm, IFM Investors, would acquire the company at a 27.5% premium in May. This announcement drove Buckeye to be the largest single contributor to Index performance. The fixed income portion of the portfolio returned 5.04%, outperforming the Index. Debt securities benefitted from improved credit profiles and falling interest rates during the period.

After equity prices traded sharply lower in December, driven by the end of the 2018 tax loss selling season, prices quickly rebounded in January. The subsequent 6-month period stands out versus recent comparable periods in recent years. Following the January bounce there was no material “noise” from management nor regulatory (FERC) or rating agencies as the period progressed. We continue to think that an inflection point in midstream distributions, from decline to growth, will serve as the catalyst for the performance moving forward.

Since Inception Performance

MLPs have completed a full market cycle since the Fund’s inception in 2010, and today’s long-term relative performance is consistent with what we expected at the Fund’s inception.

Since inception, the Fund’s NAV return was 3.95% annualized, ahead of the 3.37% annualized return for the Index. The equity4 portion of the Fund returned 4.64% annualized since inception. The fixed income4 portion of the strategy returned 6.69% annualized since inception, compared to the 3.07% annualized return for the Barclays U.S. Aggregate Bond Index.

The fixed income portion of the Fund continues to help reduce volatility for the portfolio. Since inception, the Fund’s daily volatility has averaged about 75% of the Index’s volatility. To illustrate risk-adjusted returns, we use the ratio of total annualized return divided by annualized standard deviation.  Since inception, the Fund outperformed the Index with less volatility.

Risk-Adjusted Return Ratio	Since Inception (9/9/2010)
MLP & Energy Infrastructure Fund	0.25
Alerian MLP Index	0.16

The Fund continues to exhibit strong correlation to the Index, with a correlation ratio of 0.93 since inception. We expect that the Fund’s focus on buying MLPs and other securities closely related to MLPs will help keep the correlation with the Index high over time.

Portfolio Positioning

The equity allocation of 67.64% at May 31, 2019 was slightly below the Fund’s history. The lower allocation from the prior period was a result of a short-term trade following exceptional returns in January. Our expectations remain that MLP and energy infrastructure equities will outperform fixed income securities in 2019.

	MLP and Energy Infrastructure Equity[4]	Fixed Income and Cash[4]
Period Ending May 31, 2019	67.64%	32.36%
Average Since Inception (9/9/2010)	71.62%	28.38%

An advantage of the strategy we employ is the ability to invest across the capital structure of the energy infrastructure entities in which we invest. During shorter periods, certain pieces of the capital structure may outperform others of the same issuer even though the cash flow supporting the equity, bonds, or preferred shares of a single issuer is identical. Industry fundamentals continue to show strong signs of a recovery. Over the six months, that environment has proven positive, though volatile, for our equity holdings. Longer-term, we expect the Fund’s positioning to reflect our view that the fundamentals for the energy industry have recovered and continue to improve.

Our equity holdings continue to be concentrated in higher quality, stable cash flow companies. Moving forward, we believe the broad sustainability of distributions will become more certain, helping improve the performance of our underlying equity holdings.

Outlook

Fundamentals for U.S. midstream infrastructure are sound and should strengthen in the latter half of 2019. Overall we expect volumes to be higher and demand for midstream services to remain steady. Our expectation for modest growth among the group is tied to renewed capital discipline among exploration & production companies and the continued tepid equity markets for MLPs. That said, we still expect to see distribution growth in the Fund’s holdings and overall a positive environment for total returns over the longer term. If we are directionally correct on this outlook, tax loss selling should not be a concern; avoiding a repeat of 2018 when MLPs sold off meaningfully into the end of the tax year. Current valuations reflect negative investor sentiment, not our strong fundamental outlook, which presents an opportunity for investors going forward.

The six-month period ended May 31, 2019, exhibited high crude oil price volatility. Downward pressure was caused by rising storage inventories, which we believe is due to refiners preparing for the driving season and new pipelines filling up to prepare to start delivering crude oil. Despite the negative optics of higher inventories and associated short-term trading activity, we believe both of these bode well for crude oil midstream assets as we move further into 2019. Upward crude oil price activity has been the result of geopolitical events, primarily between the U.S. and Iran. The outcome of this tension is unknown, but we acknowledge that it could have further impacts on crude oil pricing in the U.S. Despite the majority of the Fund’s portfolio, and indeed the midstream asset class, being oriented toward natural gas handling and transmission, we expect continued crude oil volatility to affect MLP trading for the remainder of the year. Recent weakness in crude oil prices and natural gas liquids, which are related, could cause weaker processing margins during the summer. Again, volumes should be higher, so any price weakness is transitory in our view.

As a shareholder, you will receive a 1099 tax form for 2019. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

The Alerian MLP Index is the leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is disseminated real-time on a price return basis (AMZ) and on a total-return basis (AMZX).

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

Indexes are un-managed and do not account for investment expenses. You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

The Fund may invest in derivatives, (futures and options), high yield debt (also known as junk bonds) and ETFs. These investments involve significant risks and losses may occur. Derivatives may be more sensitive to changes in market conditions and may amplify risks.

The Fund may invest in the debt securities of MLPs and generally, fixed income securities decrease in value when interest rates rise. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Certain transactions including the use of derivatives may give rise to a form of leverage which may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund until March 31, 2020 and may be terminated by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek recoupment from the Fund of fees waived or payments made to the Fund for a period of three full fiscal years after the date of the waiver or payment. Performance would have been lower without fee waivers in effect.

[4]	Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance. Performance shown is historical and is no guarantee of future results.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice. Current and future portfolio holdings are subject to change and risks.

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 28.3%
	ENERGY — 24.6%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
$1,650,000	5.750%, 3/1/2027[1,2]	$1,662,375
	Archrock Partners LP / Archrock Partners Finance Corp.
300,000	6.000%, 10/01/2022[1]	300,000
2,275,000	6.875%, 4/01/2027[1,2]	2,337,563
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
3,500,000	6.125%, 11/15/2022[1,2]	3,482,500
	Chesapeake Energy Corp.
1,725,000	8.000%, 6/15/2027[1]	1,526,625
	EnLink Midstream Partners LP
2,950,000	4.850%, 7/15/2026[1]	2,891,000
	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp.
1,650,000	5.625%, 2/15/2026[1,2]	1,699,500
	NGPL PipeCo LLC
2,975,000	7.768%, 12/15/2037[2]	3,674,125
	ONEOK, Inc.
1,400,000	4.550%, 7/15/2028[1]	1,474,901
	PBF Holding Co. LLC / PBF Finance Corp.
6,725,000	7.250%, 6/15/2025[1]	6,825,875
	Range Resources Corp.
955,000	5.000%, 3/15/2023[1]	891,731
	SemGroup Corp.
1,850,000	7.250%, 3/15/2026[1,2]	1,803,750
950,000	7.250%, 3/15/2026[1]	926,250
	SemGroup Corp. / Rose Rock Finance Corp.
1,960,000	5.625%, 11/15/2023[1]	1,862,000
	Southwestern Energy Co.
2,525,000	7.500%, 4/1/2026[1]	2,424,000
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
700,000	5.500%, 1/15/2028[1,2]	696,500
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
738,000	6.750%, 3/15/2024[1]	765,675
2,087,000	6.500%, 7/15/2027[1,2]	2,173,506
	Williams Cos., Inc.
625,000	3.750%, 6/15/2027[1]	632,480

		38,050,356
	INDUSTRIAL — 1.5%
	Teekay Corp.
500,000	9.250%, 11/15/2022[1,2,3]	502,500
	Teekay Offshore Partners LP/Teekay Offshore Finance Corp.
1,900,000	8.500%, 7/15/2023[1,2,3]	1,897,720
		2,400,220

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES — 2.2%
	Rockpoint Gas Storage Canada Ltd.
$3,375,000	7.000%, 3/31/2023[1,2,3]	$3,396,094
	TOTAL CORPORATE BONDS
	(Cost $43,638,399)	$43,846,670

Number of Shares
	COMMON STOCKS — 43.4%
	ENERGY — 43.4%
200,600	Altus Midstream Co. - Class A*	918,748
252,518	Antero Midstream Corp.	3,085,770
64,200	Cheniere Energy, Inc.*,4	4,056,156
160,149	Enbridge, Inc.[3]	5,904,694
100,580	EnLink Midstream LLC	1,044,020
165,246	Equitrans Midstream Corp.	3,281,786
415,665	Kinder Morgan, Inc.	8,292,517
35,093	NextEra Energy Partners LP	1,552,865
112,076	ONEOK, Inc.	7,130,275
338,910	Plains GP Holdings LP - Class A	7,632,253
243,161	Tallgrass Energy LP	5,784,800
133,321	Targa Resources Corp.	5,127,526
128,800	TC Energy Corp.[3]	6,269,984
272,666	Williams Cos., Inc.	7,192,929
		67,274,323
	TOTAL COMMON STOCKS
	(Cost $84,863,797)	67,274,323

	MASTER LIMITED PARTNERSHIPS — 24.3%
	ENERGY — 24.3%
93,300	Andeavor Logistics LP	3,254,304
101,738	DCP Midstream LP	3,094,870
509,528	Energy Transfer LP	7,000,914
269,110	Enterprise Products Partners LP	7,505,478
129,170	Magellan Midstream Partners LP	7,943,955
134,724	MPLX LP	4,119,860
19,110	PBF Logistics LP	384,111

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
91,740	Phillips 66 Partners LP	$4,401,685
		37,705,177
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $40,387,479)	37,705,177

	SHORT-TERM INVESTMENTS — 4.0%
6,142,916	Fidelity Institutional Money Market - Treasury Only Portfiolio, 2.230%[5]	6,142,916
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,142,916)	6,142,916
	TOTAL INVESTMENTS — 100.0%
	(Cost $175,032,591)	154,969,086
	Liabilities in Excess of Other Assets — (0.0)%	(40,401)
	TOTAL NET ASSETS — 100.0%	$154,928,685

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — 0.0%
	CALL OPTIONS — 0.0%
	Cheniere Energy, Inc.
(642)	Exercise Price: $78, Notional Amount: $(4,975,500), Expiration Date: September 21, 2019*	(32,742)
	TOTAL CALL OPTIONS
	(Proceeds $112,349)	(32,742)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $112,349)	$(32,742)

LLC — Limited Liability Company
LP — Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $23,326,133 which represents 15.06% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security segregated as cover for open written option contracts.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Infrastructure Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Energy	24.6%
Utilities	2.2%
Industrial	1.5%
Total Corporate Bonds	28.3%
Common Stocks
Energy	43.4%
Master Limited Partnerships
Energy	24.3%
Written Options Contracts
Call Options	0.0%
Short-Term Investments	4.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Infrastructure Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $175,032,591)	$154,969,086
Receivables:
Fund shares sold	3,365
Dividends and interest	932,580
Prepaid expenses	19,213
Total assets	155,924,244

Liabilities:
Written options contracts, at value (proceeds $112,349)	32,742
Payables:
Fund shares redeemed	54,156
Investment securities purchased	724,938
Advisory fees	100,563
Fund services	60,076
Auditing fees	9,725
Trustees' deferred compensation (Note 3)	2,379
Chief Compliance Officer fees	1,330
Trustees' fees and expenses	648
Transfer agent fees and expenses	515
Accrued other expenses	8,487
Total liabilities	995,559

Net Assets	$154,928,685

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$298,528,253
Total distributable loss	(143,599,568)
Net Assets	$154,928,685

Class I:
Shares of beneficial interest issued and outstanding	21,576,019
Net asset value per share	$7.18

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Infrastructure Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $43,445)	$1,669,054
Interest	1,848,816
Total investment income	3,517,870

Expenses:
Advisory fees	798,477
Fund services	107,316
Transfer agent fees and expenses	30,045
Registration fees	12,882
Auditing fees	9,709
Legal fees	7,995
Trustees' fees and expenses	4,228
Chief Compliance Officer fees	3,872
Miscellaneous	3,554
Shareholder reporting fees	1,926
Custody fees	1,160
Insurance fees	1,099

Total expenses	982,263
Net investment income	2,535,607

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(11,206,013)
Written options contracts	229,284
Net realized loss	(10,976,729)
Net change in unrealized appreciation/depreciation on:
Investments	19,777,811
Written options contracts	(62,891)
Net change in unrealized appreciation/depreciation	19,714,920
Net realized and unrealized gain	8,738,191

Net increase in Net Assets from Operations	$11,273,798

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,535,607	$4,004,472
Net realized loss on investments, purchased options contracts and written options contracts	(10,976,729)	(4,916,370)
Net change in unrealized appreciation/depreciation on investments and written options contracts	19,714,920	(13,566,718)
Net increase (decrease) in net assets resulting from operations	11,273,798	(14,478,616)

Distributions to Shareholders:
Distributions	(10,820,549)	(17,751,685)
Return of capital	-	(8,879,368)
Total	(10,820,549)	(26,631,053)

Capital Transactions:
Class I:
Proceeds from shares sold	17,904,013	42,883,068
Reinvestment of distributions	10,820,549	26,577,283
Cost of shares redeemed [1]	(140,141,396)	(90,998,879)
Net decrease in net assets from capital transactions	(111,416,834)	(21,538,528)

Total decrease in net assets	(110,963,585)	(62,648,197)

Net Assets:
Beginning of period	265,892,270	328,540,467
End of period	$154,928,685	$265,892,270

Capital Share Transactions:
Shares sold	2,519,070	5,279,703
Shares reinvested	1,489,092	3,376,303
Shares redeemed	(19,167,035)	(11,820,080)
Net decrease in capital share transactions	(15,158,873)	(3,164,074)

[1]	Net of redemption fee proceeds of $9,709 and $169, respectively.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Infrastructure Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,
	May 31, 2019
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.24	$8.23	$9.51	$9.31	$13.97	$12.45
Income from Investment Operations:
Net investment income[1]	0.09	0.11	0.13	0.25	0.26	0.23
Net realized and unrealized gain (loss)	0.22	(0.38)	(0.69)	0.68	(4.20)	2.23
Total from investment operations	0.31	(0.27)	(0.56)	0.93	(3.94)	2.46

Less distributions:
From net investment income	(0.37)	(0.48)	(0.27)	(0.25)	(0.20)	(0.40)
From net realized gain	-	-	-	-	-	(0.37)
From return of capital	-	(0.24)	(0.45)	(0.48)	(0.52)	(0.17)
Total distributions	(0.37)	(0.72)	(0.72)	(0.73)	(0.72)	(0.94)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$7.18	$7.24	$8.23	$9.51	$9.31	$13.97

Total return[3]	4.24%[4]	(3.71%)	(6.13%)	11.45%	(29.18%)	20.18%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$154,929	$265,892	$328,540	$432,631	$429,246	$167,417

Ratio of expenses to average net assets:
Before fees waived/recovered	0.92%[5]	0.93%	0.90%	0.90%	0.94%	1.18%
After fees waived/recovered	0.92%[5]	0.93%	0.90%	0.94%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before fees waived/recovered	2.38%[5]	1.32%	1.42%	3.01%	2.23%	1.49%
After fees waived/recovered	2.38%[5]	1.32%	1.42%	2.97%	2.17%	1.67%
Portfolio turnover rate	43%[4]	73%	28%	71%	29%	34%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Equity Fund

(“INFJX, INFKX, INFEX”)

May 31, 2019

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Equity Fund (the “Fund”). This report covers the six-month period ending May 31, 2019, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund. We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek total return. The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs.

The Fund launched in the later portion of the most recent bear market. The period since the Fund’s inception was challenging as the Alerian MLP Index fell -2.51% and the Fund underperformed with a return of -4.56%.

Fund Results as of May 31, 2019

6 Month Period	Performance	Correlation to Index
MLP & Equity Fund – Class I	3.39%	0.96
Alerian MLP Index	3.29%
1 Year Period	Performance	Correlation to Index
MLP & Equity Fund – Class I	-6.23%	0.95
Alerian MLP Index	-1.12%
3 Year Period	Performance[1]	Correlation to Index
MLP & Equity Fund – Class I	-0.24%	0.92
Alerian MLP Index	0.38%
Since Inception (8/31/2015)	Performance[1]	Correlation to Index
MLP & Equity Fund – Class I	-4.56%	0.93
Alerian MLP Index	-2.51%
[1]	annualized

For the period ended 6/30/2019, the Fund’s Class I shares returned -3.98% annualized since inception. The performance data quoted here represents past performance. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414. Based on the current prospectus, the total annual gross and net operating expense ratios for the Fund’s Class I shares are 2.26% and 1.11% respectively2. There is a 2% redemption fee if redeemed within 90 days of purchase.

Six Month Performance ended May 31, 2019

During the period, the Fund’s NAV return was 3.39%, which outperformed the Index return of 3.29%. The Fund’s holdings consist of MLPs and other energy infrastructure equities. The largest relative contributor to performance in the period was the Fund’s exposure to energy infrastructure equities3, which returned 3.74%, outperforming the Index. This performance was driven by larger and higher quality companies in the Midstream Natural Gas and Canadian Infrastructure sectors. The MLP equity portion3 of the portfolio also contributed to relative performance, returning 4.63%. One detractor to performance on a relative basis, however, was the Fund’s underweight positon to Buckeye Partners, L.P., which announced that Australian infrastructure investment firm, IFM Investors, would acquire the company at a 27.5% premium in May. This announcement drove Buckeye to be the largest single contributor to Index performance.

After equity prices traded sharply lower in December, driven by the end of the 2018 tax loss selling season, prices quickly rebounded in January. The subsequent 6-month period stands out versus recent comparable periods in recent years. Following the January bounce there was no material “noise” from management nor regulatory (FERC) or rating agencies as the period progressed. We continue to think that an inflection point in midstream distributions, from decline to growth, will serve as the catalyst for the performance moving forward.

Since Inception Performance

Since inception, the Fund’s NAV return was -4.56% behind the -2.51% annualized return for the Index. The since inception period includes the last five months of the most recent bear market for MLPs which ended in February 2016. During this time, both the Fund’s MLP and energy equity holdings underperformed the Index. Since the bear market bottom in February 2016, the Fund has outperformed in comparison to the Index.

Outlook

Fundamentals for U.S. midstream infrastructure are sound and should strengthen in the latter half of 2019. Overall we expect volumes to be higher and demand for midstream services to remain steady. Our expectation for modest growth among the group is tied to renewed capital discipline among exploration & production companies and the continued tepid equity markets for MLPs. That said, we still expect to see distribution growth in the Fund’s holdings and overall a positive environment for total returns over the longer term. If we are directionally correct on this outlook, tax loss selling should not be a concern; avoiding a repeat of 2018 when MLPs sold off meaningfully into the end of the tax year. Current valuations reflect negative investor sentiment, not our strong fundamental outlook, which presents an opportunity for investors going forward.

The six-month period ended May 31, 2019, exhibited high crude oil price volatility. Downward pressure was caused by rising storage inventories, which we believe is due to refiners preparing for the driving season and new pipelines filling up to prepare to start delivering crude oil. Despite the negative optics of higher inventories and associated short-term trading activity, we believe both of these bode well for crude oil midstream assets as we move further into 2019. Upward crude oil price activity has been the result of geopolitical events, primarily between the U.S. and Iran. The outcome of this tension is unknown, but we acknowledge that it could have further impacts on crude oil pricing in the U.S. Despite the majority of the Fund’s portfolio, and indeed the midstream asset class, being oriented toward natural gas handling and transmission, we expect continued crude oil volatility to affect MLP trading for the remainder of the year. Recent weakness in crude oil prices and natural gas liquids, which are related, could cause weaker processing margins during the summer. Again, volumes should be higher, so any price weakness is transitory in our view.

As a shareholder, you will receive a 1099 tax form for 2018. Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed. Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares. Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

The Alerian MLP Index is the leading gauge of energy Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents represent approximately 85% of total float-adjusted market capitalization, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX).

Indexes are un-managed and do not account for investment expenses. You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund until March 31, 2020 and may be terminated by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek recoupment from the Fund of fees waived or payments made to the Fund for a period of three full fiscal years after the date of the waiver or payment. Performance would have been lower without fee waivers in effect.

[3]	Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance. Performance shown is historical and is no guarantee of future results.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice. Current and future portfolio holdings are subject to change and risks.

Advisory Research MLP & Equity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 73.3%
	ENERGY — 73.3%
66,700	Altus Midstream Co. - Class A*	$305,486
36,865	Antero Midstream Corp.	450,490
10,705	Cheniere Energy, Inc.*	676,342
14,088	Enbridge, Inc.[1]	519,425
46,975	EnLink Midstream LLC	487,601
21,706	Equitrans Midstream Corp.	431,081
63,638	Kinder Morgan, Inc.	1,269,578
4,248	NextEra Energy Partners LP	187,974
15,510	ONEOK, Inc.	986,746
48,880	Plains GP Holdings LP - Class A	1,100,778
56,443	Tallgrass Energy LP	1,342,779
14,277	Targa Resources Corp.	549,093
15,440	TC Energy Corp.[1]	751,619
43,376	Williams Cos., Inc.	1,144,259
		10,203,251
	TOTAL COMMON STOCKS
	(Cost $10,008,552)	10,203,251

	MASTER LIMITED PARTNERSHIPS — 24.6%
	ENERGY — 24.6%
8,199	Andeavor Logistics LP	285,981
9,092	DCP Midstream LP	276,579
46,260	Energy Transfer LP	635,612
24,370	Enterprise Products Partners LP	679,679
11,170	Magellan Midstream Partners LP	686,955
12,251	MPLX LP	374,636
4,450	PBF Logistics LP	89,445
8,230	Phillips 66 Partners LP	394,875
		3,423,762
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $3,441,889)	3,423,762

	SHORT-TERM INVESTMENTS — 2.2%
304,799	Fidelity Institutional Money Market - Treasury Only Portfiolio, 2.230%[2]	304,799
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $304,799)	304,799
	TOTAL INVESTMENTS — 100.1%
	(Cost $13,755,240)	13,931,812
	Liabilities in Excess of Other Assets — (0.1)%	(15,156)
	TOTAL NET ASSETS — 100.0%	$13,916,656

Advisory Research MLP & Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

LLC — Limited Liability Company

LP — Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Equity Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	73.3%
Master Limited Partnerships
Energy	24.6%
Short-Term Investments	2.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research MLP & Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $13,755,240)	$13,931,812
Dividends and interest	5,224
Prepaid expenses	11,098
Total assets	13,948,134

Liabilities:
Payables:
Advisory fees	3,141
Distribution fees - Class A and Class C (Note 7)	227
Auditing fees	9,925
Fund services	5,972
Shareholder reporting fees	2,048
Trustees' deferred compensation (Note 3)	2,017
Chief Compliance Officer fees	1,840
Trustees' fees and expenses	608
Accrued other expenses	5,700
Total liabilities	31,478

Net Assets	$13,916,656

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,434,243
Total distributable loss	(517,587)
Net Assets	$13,916,656

Class A Shares:
Net Assets applicable to shares outstanding	$409,568
Number of shares issued and outstanding	50,619
Redemption price per share*	$8.09
Maximum sales charge (5.50% of offering price)**	0.47
Maximum offering price to public	$8.56

Class C Shares:
Net Assets applicable to shares outstanding	$165,459
Number of shares issued and outstanding	20,549
Offering and redemption price per share*	$8.05

Class I Shares:
Net Assets applicable to shares outstanding	$13,341,629
Number of shares issued and outstanding	1,643,122
Offering and redemption price per share	$8.12

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.

**	On sales of $50,000 or more, the sales charge may be reduced.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,201)	$130,998
Interest	3,112
Total investment income	134,110

Expenses:
Advisory fees	59,834
Registration fees	21,247
Fund services	13,417
Auditing fees	9,709
Legal fees	6,366
Trustees' fees and expenses	3,916
Miscellaneous	3,226
Shareholder reporting fees	1,321
Distribution fees - Class C (Note 7)	802
Distribution fees - Class A (Note 7)	483
Insurance fees	674
Chief Compliance Officer fees	394

Total expenses	121,389
Advisory fees waived	(42,673)
Net expenses	78,716
Net investment income	55,394

Realized and Unrealized Gain (Loss):
Net realized loss on investments	(133,637)
Net change in unrealized appreciation/depreciation	530,402
Net realized and unrealized gain on investments	396,765

Net increase in Net Assets from Operations	$452,159

See accompanying Notes to Financial Statements.

Advisory Research MLP & Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$55,394	$13,635
Net realized gain (loss) on investments	(133,637)	469,318
Net change in unrealized appreciation/depreciation on investments	530,402	(1,726,174)
Net increase (decrease) in net assets resulting from operations	452,159	(1,243,221)

Distributions to Shareholders:
Distributions
Class A	(6,154)	(1,979)
Class C	(1,530)	(949)
Class I	(212,520)	(63,876)
Total	(220,204)	(66,804)

Capital Transactions:
Net proceeds from shares sold:
Class A	88,234	143,371
Class C	60,250	75,000
Class I	655,056	1,413,863
Reinvestment of distributions:
Class A	6,154	1,807
Class C	1,530	949
Class I	197,871	61,418
Cost of shares redeemed:
Class A [1]	(97,776)	(151,925)
Class C	(29,623)	(188,980)
Class I	(1,189,577)	(554,494)
Net increase (decrease) in net assets from capital transactions	(307,881)	801,009

Total decrease in net assets	(75,926)	(509,016)

Net Assets:
Beginning of period	13,992,582	14,501,598
End of period	$13,916,656	$13,992,582

Capital Share Transactions:
Shares sold:
Class A	10,887	16,524
Class C	7,400	9,446
Class I	82,133	156,372
Shares reinvested:
Class A	844	202
Class C	216	106
Class I	26,867	6,870
Shares redeemed:
Class A	(12,901)	(17,439)
Class C	(3,473)	(23,188)
Class I	(150,262)	(64,389)
Net increase (decrease) in capital share transactions	(38,289)	84,504

[1]	Net of redemption fee proceeds of $0 and $224, respectively.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Equity Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)				For the Period August 31, 2015* through November 30, 2015

		For the Year Ended November 30,

		2018	2017	2016
Net asset value, beginning of period	$7.96	$8.68	$9.34	$8.26	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.01)	(0.03)	0.05	(0.01)
Net realized and unrealized gain (loss)	0.23	(0.67)	(0.61)	1.07	(1.73)
Total from investment operations	0.25	(0.68)	(0.64)	1.12	(1.74)

Less distributions:
From net investment income	(0.12)	(0.04)	(0.02)	(0.04)	-
From net realized gain	-	-	-	- [2]	-
Total distributions	(0.12)	(0.04)	(0.02)	(0.04)	-

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	-

Net asset value, end of period	$8.09	$7.96	$8.68	$9.34	$8.26

Total return[3]	3.30%[4]	(7.91%)	(6.84%)	13.70%	(17.40%)[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$410	$412	$456	$396	$71

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%[5]	2.50%	3.00%	3.39%	13.72%[5]
After fees waived and expenses absorbed	1.35%[5]	1.35%	1.35%	1.35%	1.35%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.05%)[5]	(1.29%)	(1.97%)	(1.39%)	(12.71%)[5]
After fees waived and expenses absorbed	0.56%[5]	(0.14%)	(0.32%)	0.65%	(0.34%)[5]
Portfolio turnover rate	26%[4]	42%	15%	52%	11%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and expenses absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months. If the sales charges were included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Equity Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)				For the Period August 31, 2015* through November 30, 2015

		For the Year Ended November 30,

		2018	2017	2016
Net asset value, beginning of period	$7.92	$8.71	$9.42	$8.24	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.08)	(0.10)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.23	(0.68)	(0.61)	1.20	(1.73)
Total from investment operations	0.22	(0.76)	(0.71)	1.19	(1.76)

Less distributions:
From net investment income	(0.09)	(0.03)	(0.01)	(0.01)	-
From net realized gain	-	-	-	- [2]	-
Total distributions	(0.09)	(0.03)	(0.01)	(0.01)	-

Redemption fee proceeds[1]	-	-	0.01	- [2]	-

Net asset value, end of period	$8.05	$7.92	$8.71	$9.42	$8.24

Total return[3]	2.97%[4]	(8.75%)	(7.47%)	14.47%	(17.60%)[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$165	$130	$262	$295	$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.71%[5]	3.25%	3.75%	4.14%	14.47%[5]
After fees waived and expenses absorbed	2.10%[5]	2.10%	2.10%	2.10%	2.10%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.80%)[5]	(2.04%)	(2.72%)	(2.14%)	(13.59%)[5]
After fees waived and expenses absorbed	(0.19%)[5]	(0.89%)	(1.07%)	(0.10%)	(1.22%)[5]
Portfolio turnover rate	26%[4]	42%	15%	52%	11%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and expenses absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 12 months. If the sales charges were included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)				For the Period August 31, 2015* through November 30, 2015

		For the Year Ended November 30,

		2018	2017	2016
Net asset value, beginning of period	$7.99	$8.69	$9.35	$8.25	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.01	(0.01)	0.07	- [2]
Net realized and unrealized gain (loss)	0.14	(0.67)	(0.62)	1.09	(1.75)
Total from investment operations	0.17	(0.66)	(0.63)	1.16	(1.75)

Less distributions:
From net investment income	(0.04)	(0.04)	(0.03)	(0.06)	-
From net realized gain	-	-	-	- [2]	-
Total distributions	(0.04)	(0.04)	(0.03)	(0.06)	-

Redemption fee proceeds[1]	-	-	-	- [2]	-

Net asset value, end of period	$8.12	$7.99	$8.69	$9.35	$8.25

Total return[3]	3.39%[4]	(7.65%)	(6.70%)	14.20%	(17.50%)[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,342	$13,451	$13,784	$13,711	$7,813

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.71%[5]	2.25%	2.75%	3.14%	13.47%[5]
After fees waived and expenses absorbed	1.10%[5]	1.10%	1.10%	1.10%	1.10%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.20%[5]	(1.04%)	(1.72%)	(1.14%)	(12.46%)[5]
After fees waived and expenses absorbed	0.81%[5]	0.11%	(0.07%)	0.90%	(0.09%)[5]
Portfolio turnover rate	26%[4]	42%	15%	52%	11%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and expenses absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

Note 1 – Organization

The Advisory Research MLP & Energy Income Fund (the “Energy Income Fund”), Advisory Research MLP & Energy Infrastructure Fund (the “Energy Infrastructure Fund”) and Advisory Research MLP & Equity Fund (the “Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Energy Income Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The Energy Infrastructure Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers one class of shares, Class I. Class I shares commenced investment operations on September 9, 2010.

The Equity Fund primarily seeks total return. The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

(b) Master Limited Partnerships

A Master Limited Partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of each Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of each Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Return of Capital Estimates

Distributions received from each Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2019, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made. Income and expenses of the Energy Income Fund and the Equity Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees pursuant to Rule 12b-1, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Energy Income Fund and the Energy Infrastructure Fund include payments to third parties for performing shareholder services to their customers.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

(f) Short Sales

Short sales are transactions under which each Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by each Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(h) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2015-2018 and as of and during the six months ended May 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

(i) Distributions to Shareholders

The Energy Income Fund and Energy Infrastructure Fund will make distributions quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Equity Fund will make distributions semi-annually and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

The estimated characterization of the distributions paid will be either a dividend, capital gain or return of capital. This estimate is based on each Fund’s operating results during the period. It is anticipated that a portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

The portion of each Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Funds’ advisor (e.g., merger, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Funds, changes in tax laws, etc.). The return of capital portion may also be impacted by each Fund’s strategy, which may recognize gains on its holdings. Because of these factors, the portion of each Fund’s distributions that are classified as return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”). Under the terms of the Agreement, The Energy Income Fund, Energy Infrastructure Fund and Equity Fund pays a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). This agreement is in effect until March 31, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class C Shares†	Total Limit on Annual Operating Expenses Class I Shares†
Energy Income Fund	1.00%	1.50%	2.25%	1.25%
Energy Infrastructure Fund	0.75%	-	-	1.00%
Equity Fund	0.85%	1.35%	2.10%	1.10%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended May 31, 2019, the Advisor waived fees totaling $42,673 for the Equity Fund. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2019, the amount of potentially recoverable expenses was $705,699. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

2019	$244,581
2020	240,853
2021	177,592
2022	42,673
Total	$705,699

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2019 are reported on the Statement of Operations as Fund services fees.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

For the six months ended May 31, 2019, UMBFS received $4,160.90, $0 and $0 in transfer agent fees for Energy Income Fund, Energy Infrastructure Fund and Equity Fund respectively.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2019, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides the Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2019, are reported on the Statement of Operations.

During the six months ended May 31, 2019, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act:

	Purchases	Sales
Energy Income Fund	$7,122,894	$7,059,180
Energy Infrastructure Fund	7,059,180	7,122,894

Note 4 – Federal Income Taxes

At May 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Energy Income Fund	Energy Infrastructure Fund	Equity Fund
Cost of investments	$843,556,824	$172,640,798	$13,525,099

Gross unrealized appreciation	$66,203,773	$7,784,614	$1,915,956
Gross unrealized depreciation	(84,878,417)	(25,489,068)	(1,509,243)
Net unrealized appreciation/(depreciation) on investments	$(18,674,644)	$(17,704,454)	$406,713

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

As of November 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Energy Income Fund	Energy Infrastructure Fund	Equity Fund
Undistributed ordinary income	$-	$-	$145,622
Undistributed long-term gains	-	-	-
Tax accumulated earnings	-	-	145,622

Accumulated capital, other losses and other differences	$(265,166,944)[1]	$(111,481,839)[2]	$(1,126,381)[3]
Net unrealized appreciation (depreciation) on investments	(33,644,379)	(32,570,978)	231,217
Total accumulated earnings (deficit)	$(298,811,323)	$(144,052,817)	$(749,542)

[1]	Other differences consist of $(30,656,799) of deferred partnership distributions, $(24,071,744) of passive activity losses and $(210,438,401) of capital loss carryforwards.

[2]	Other differences consist of $(696) of organizational costs, $(9,609,191) of deferred partnership distributions, $(10,728,937) of passive activity losses and $(91,143,015) of capital loss carryforwards.

[3]	Other differences consist of $(587,930) of deferred partnership distributions, $(349,874) of passive activity losses and $(188,577) of capital loss carryforwards.

At November 30, 2018, the Funds had capital loss carryforwards, which reduce each Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Energy Income Fund	$115,764,490	$94,673,911	$210,438,401
Energy Infrastructure Fund	60,234,340	30,908,675	91,143,015
Equity Fund	188,577	-	188,577

The Advisory Research MLP & Equity Fund utilized $292,649 of its capital loss carryforward during the year ended November 30, 2018.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

The tax character of distributions paid during the fiscal years ended November 30, 2018 and November 30, 2017 for the Energy Income Fund, Energy Infrastructure Fund and Equity Fund are as follows:

	Energy Income Fund		Energy Infrastructure Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary Income	$48,181,707	$15,942,128	$17,751,685	$11,284,270
Long-term capital gains	-	-	-	-
Tax return of capital	32,854,814	54,926,235	8,879,368	18,918,075
Total distributions paid	$81,036,521	$70,868,363	$26,631,053	$30,202,345

	Equity Fund
Distributions paid from:	2018	2017
Ordinary Income	$66,804	$53,457
Long-term capital gains	-	-
Tax return of capital	-	-
Total distributions paid	$66,804	$53,457

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2019 and for the year ended November 30, 2018, redemption fees were as follows:

	May 31, 2019	November 30, 2018
Energy Income Fund	$68,503	$117,964
Energy Infrastructure Fund	9,709	169
Equity Fund	-	224

Note 6 – Investment Transactions

For the six months ended May 31, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Energy Income Fund	$293,157,599	$338,332,497
Energy Infrastructure Fund	84,456,091	194,131,926
Equity Fund	3,498,838	3,615,861

Note 7 – Distribution Plan

The Trust, on behalf of the Energy Income Fund and Equity Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares of each Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C shares of each Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I shares of each Fund do not pay any distribution fees.

For the six months ended May 31, 2019, distribution fees for the Energy Income Fund and Equity Fund distribution fees incurred by each Fund’s Class A and Class C incurred are disclosed on the Statement of Operations.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Note 8 – Loan and Pledge Agreement

The Funds together with other Advisory Research Funds managed by the Advisor (together “Advisory Research Funds”) have entered into a $15 million Senior Secured Revolving Credit Facility (“Facility”) with UMB Bank n.a. (“UMB Loan Agreement”). Each Fund is permitted to borrow up to the lesser of one-third of its total assets, or the maximum amount permitted subject to each Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each borrower. The loan is fully collateralized throughout the term of the loan with securities or other assets of each Fund that has an aggregate market value of at least three times the loan balance. Securities that have been pledged as collateral for the loan are indicated in the Schedules of Investments (if any). Borrowings under the UMB Loan Agreement are charged interest at a calculated rate computed by UMB Bank n.a. based on the London Interbank Offered Rate (LIBOR) rate plus 1.00%, adjusting monthly. The Funds did not borrow under the line of credit agreement for the six months ended May 31, 2019.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2019, in valuing the Funds’ assets carried at fair value:

Energy Income Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$205,564,104	$-	$205,564,104
Industrial	-	14,048,640	-	14,048,640
Utilities	-	20,074,687	-	20,074,687
Common Stocks
Energy	366,560,025	-	-	366,560,025
Master Limited Partnerships
Energy	205,426,022	-	-	205,426,022
Short-Term Investments	13,387,353	-	-	13,387,353
Total Investments	$585,681,179	$239,687,431	$-	$825,060,831

Liabilities
Investments
Written Options Contracts	$-	$178,651	$-	$178,651
Total Investments	$-	$178,651	$-	$178,651

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Energy Infrastructure Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$38,050,356	$-	$38,050,356
Industrial	-	2,400,220	-	2,400,220
Utilities	-	3,396,094	-	3,396,094
Common Stocks
Energy	67,274,323	-	-	67,274,323
Master Limited Partnerships
Energy	37,705,177	-	-	37,705,177
Short-Term Investments	6,142,916	-	-	6,142,916
Total Investments	$111,122,416	$43,846,670	$-	$154,969,086

Liabilities
Investments
Written Options Contracts	$32,742	$-	$-	$32,742
Total Investments	$32,742	$-	$-	$32,742

*	The Fund did not hold any Level 3 securities at period end.

Equity Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks
Energy	$10,203,251	$-	$-	$10,203,251
Master Limited Partnerships
Energy	3,423,762	-	-	3,423,762
Short-Term Investments	304,799	-	-	304,799
Total Investments	$13,931,812	$-	$-	$13,931,812

*	The Fund did not hold any Leve 2 or Level 3 securities at period end.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in purchased options and written options during the six months ended May 31, 2019.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2019, by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Energy Income Fund	Written options contracts, at value	Equity contracts	$-	$178,651
Energy Infrastructure Fund			-	32,742

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2019 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Energy Income Fund	Equity Contracts	$-	$714,415	$714,415
Energy Infrastructure Fund	Equity Contracts	-	229,284	229,284

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Written Options Contracts	Total
Energy Income Fund	Equity Contracts	$3,685	$3,685
Energy Infrastructure Fund	Equity Contracts	(62,891)	(62,891)

The quarterly average notional values of derivative instruments as of May 31, 2019 are as follows:

	Derivatives not designated as hedging instruments	Written Options Contracts	Total
Energy Income Fund	Equity Contracts	24,016,833	24,016,833
Energy Infrastructure Fund	Equity Contracts	5,656,500	5,656,500

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Note 12 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting held on June 19 and 20, 2019, the Board of Trustees of the Trust (the “Board”) has approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Advisory Research MLP & Energy Income Fund and the Advisory Research MLP & Energy Infrastructure Fund (each an “Acquired Fund”), each a series of the Trust, into the Tortoise MLP & Energy Income Fund and the Tortoise MLP & Energy Infrastructure Fund (each an “Acquiring Fund”), respectively, each a newly created series of Managed Portfolio Series. The reorganization of each Acquired Fund is subject to approval by its shareholders. Each Acquiring Fund has the same investment objectives, principal investment strategies, and investment policies as the corresponding Acquired Fund.

The Acquired Funds’ current investment advisor, Advisory Research, Inc. (“ARI”), recommended the Board approve the reorganizations in connection with ARI’s recent agreement to sell its midstream energy asset management business to Tortoise Capital Advisors, L.L.C. As part of the transaction with Tortoise, the ARI midstream energy infrastructure team, which includes the portfolio managers of the Acquired Funds, will become employees of Tortoise. After completion of the transaction, ARI will be replaced by Tortoise as investment advisor to the Acquired Funds. The members of the portfolio management team that has managed each Acquired Fund since its inception will continue to be members of the portfolio management team as employees of Tortoise. After the reorganizations, Tortoise and the current portfolio management team will be responsible for the day-to-day management of the Acquiring Funds.

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by either Acquired Fund or its shareholders for federal tax purposes. Tortoise and ARI will bear the costs related to the reorganizations.

Advisory Research MLP Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

The Board will call a shareholder meeting at which shareholders of each Acquired Fund will be asked to consider and vote on the Plan with respect to their Acquired Fund. If the reorganization of an Acquired Fund is approved by shareholders, the reorganization of that Acquired Fund is expected to take effect in the fourth quarter of 2019. In addition, shareholders will also be asked to consider and vote on a new investment advisory agreement between Tortoise and the Trust, on behalf of the Acquired Funds.

On July 24, 2019, the Board has approved a Plan of Liquidation for the Advisory Research MLP & Equity Fund (the “Fund”). The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund. In order to perform such liquidation, the Fund is closed to all new investment.

The Fund will be liquidated on or about August 26, 2019 (the “Liquidation Date”), and shareholders may redeem their shares until the Liquidation Date. Redemptions made on or after July 24, 2019 will not be subject to any redemption fees that would otherwise be applicable. On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

In anticipation of the liquidation of the Fund, ARI may manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

Advisory Research MLP Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A & Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Advisory Research MLP & Energy Income	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/1/18	5/31/19	12/1/18 - 5/31/19
Class A	Actual Performance	$1,000.00	$1,036.20	$7.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.88	7.11
Class C	Actual Performance	1,000.00	1,030.70	10.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.14	10.86
Class I	Actual Performance	1,000.00	1,036.00	5.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.13	5.86

*	Expenses are equal to the Fund’s annualized expense ratio of 1.41%, 2.16% and 1.16% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

Advisory Research MLP Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended May 31, 2019 (Unaudited)

Advisory Research MLP & Energy Infrastructure	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	12/1/18	5/31/19	12/1/18 - 5/31/19
Actual Performance	$1,000.00	$1,042.40	$4.70
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.65

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% multiplied by the average account value over the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

	Advisory Research MLP & Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/1/18	5/31/19	12/1/18 - 5/31/19
Class A	Actual Performance	$1,000.00	$1,033.00	$6.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.20	6.79
Class C	Actual Performance	1,000.00	1,029.70	10.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.46	10.55
Class I	Actual Performance	1,000.00	1,033.90	5.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.45	5.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.10% and 1.10% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research MLP Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Advisory Research, Inc.

Two Prudential Plaza

180 North Stetson Avenue, Suite 5500

 Chicago, Illinois 60601

Custodian

UMB Bank, n.a.

 928 Grand Boulevard, 5th Floor

 Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

 Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

 Milwaukee, Wisconsin 53212

Distributor

 IMST Distributors, LLC

 Three Canal Plaza, Suite 100

 Portland, Maine 04101

 www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Income Fund – Class A	INFRX	461 418 543
Advisory Research MLP & Energy Income Fund – Class C	INFFX	461 418 238
Advisory Research MLP & Energy Income Fund – Class I	INFIX	461 418 535
Advisory Research MLP & Energy Infrastructure Fund – Class I	MLPPX	461 418 626
Advisory Research MLP & Equity Fund – Class A	INFJX	461 41Q 790
Advisory Research MLP & Equity Fund – Class C	INFKX	461 41Q 782
Advisory Research MLP & Equity Fund – Class I	INFEX	461 41Q 774

Privacy Principles of the Advisory Research MLP Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 665-1414, on the Funds’ website at www.advisoryresearch.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 665-1414, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 665-1414.

Advisory Research MLP Funds

 P.O. Box 2175

 Milwaukee, WI 53201

Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/9/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/9/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/9/2019